Commitments and Contingencies (Details) - USD ($)					1 Months Ended
	Jul. 31, 2021	Feb. 08, 2021	Feb. 01, 2021	Jan. 26, 2021	Jan. 31, 2021
Commitments And Contingencies Disclosure [Line Items]
Other collateral amount	$ (3,063,020)
Subsequent Event [Member]
Commitments And Contingencies Disclosure [Line Items]
Agreement term			5 years
Subsequent Event [Member] | Loan Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Debt Instrument face amount		$ 900,000
Related party debt interest rate		0.30%
Maturity date		Feb. 08, 2022
Related Party Debt Tranche One [Member] | Subsequent Event [Member] | Loan Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Debt Instrument face amount		$ 100,000
Related Party Debt Tranche Two [Member] | Subsequent Event [Member] | Loan Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Debt Instrument face amount		200,000
Related Party Debt Tranche Three [Member] | Subsequent Event [Member] | Loan Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Debt Instrument face amount		$ 600,000
Data Centers LLC [Member]
Commitments And Contingencies Disclosure [Line Items]
Percentage of development fee charged on capital expenditure incurred	2.00%
Percentage of development fee charged on capital expenditure incurred allocated to entity	50.00%
Luminant Power Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Independent collateral amount	$ 12,553,804
Other collateral amount	$ 3,063,020
Luminant Lease Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Agreement term	5 years
Estimated undiscounted principal payments	$ 13,100,000
Standard Power Hosting Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Agreement term	5 years
Power availability date for first forty megawatts	Dec. 15, 2021
WindHQ Joint Venture Agreement [Member] | Initial Data Centers LLC [Member]
Commitments And Contingencies Disclosure [Line Items]
Ownership Percentage	49.00%
WindHQ Joint Venture Agreement [Member] | Future Data Centers LLC [Member]
Commitments And Contingencies Disclosure [Line Items]
Ownership Percentage	49.00%
WindHQ Joint Venture Agreement [Member] | Data Centers LLC [Member]
Commitments And Contingencies Disclosure [Line Items]
Percentage of fee charged on gross revenue	2.00%
Percentage of fee charged on gross revenue allocated to entity	50.00%
WindHQ Joint Venture Agreement [Member] | WindHQ LLC [Member] | Initial Data Centers LLC [Member]
Commitments And Contingencies Disclosure [Line Items]
Ownership Percentage	51.00%
WindHQ Joint Venture Agreement [Member] | WindHQ LLC [Member] | Future Data Centers LLC [Member]
Commitments And Contingencies Disclosure [Line Items]
Ownership Percentage	51.00%
WindHQ Joint Venture Agreement [Member] | WindHQ LLC [Member] | Data Centers LLC [Member]
Commitments And Contingencies Disclosure [Line Items]
Ownership Percentage	49.00%
Percentage of development fee charged on capital expenditure incurred allocated to entity	50.00%
Percentage of fee charged on gross revenue allocated to entity	50.00%
Service Provider Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Agreement term	1 year				1 year
Service provider monthly payment				$ 12,000	$ 12,000
Business Combination [Member] | Service Provider Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Service provider amended monthly payment				15,000	15,000
Service provider payment commitment amount				175,000	$ 175,000
Payment to service provider in connection with closing of business combination				$ 175,000